Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus PerfORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our Named Executive Officers, or NEOs, to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to the section titled “Executive Compensation” above.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Non-PEO NEO(3)	Compensation Actually paid to Non-PEO NEO(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss(6)
2024	$1,173,200	$(4,497,044)	581,800	$(943,760)	$16.15	$(38,243,000)
2023	$4,704,999	$(1,125,153)	$1,490,000	$(312,162)	$65.13	$(48,818,000)
2022	$4,020,167	$10,641,547	$1,476,144	$3,636,837	$136.54	$(33,017,000)

(1)      The dollar amounts reported are the amounts of total compensation reported for Sandesh Seth (our Chief Executive Officer and principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(2)      The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Seth, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Seth during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Seth’s total compensation for each year to determine the compensation actually paid amount.

(3)      The dollar amounts reported are the amounts of total compensation reported for Steve O’Loughlin, (our Chief Financial Officer, and our only non-PEO named executive officer, or NEO), for the “Total” column of the Summary Compensation Table in each applicable year.

(4)      The dollar amounts reported represent the amount of “compensation actually paid” to Mr. O’Loughlin, our only non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. O’Loughlin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. O’Loughlin’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note (2).

(5)      Represents the cumulative total shareholder return, or TSR, as calculated in accordance with Item 201(e) of Regulation S-X, assuming an initial fixed investment of $100. We have never declared or paid any dividends on our common stock.

(6)      Represents the net loss as disclosed in the audited annual financial statements.

PEO Total Compensation Amount	[1]	$ 1,173,200	$ 4,704,999	$ 4,020,167
PEO Actually Paid Compensation Amount	[2]	$ (4,497,044)	(1,125,153)	10,641,547
Adjustment To PEO Compensation, Footnote

The amounts deducted or added in calculating the equity award adjustments with regard to our PEO are as follows:

		2024	2023	2022
	Total compensation as reported SCT	$1,173,200	$4,704,999	$4,020,167
Subtract	Amounts reported under Option Awards column in the SCT	$—	$(3,499,999)	$(2,875,167)
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	$—	$4,159,935	$7,049,412
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	$—	$—	$642,255
		2024	2023	2022
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(3,850,015)	$(3,863,460)	$1,191,883
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(1,820,228)	$(2,626,628)	$612,997
	Compensation actually paid to PEO	$(4,497,044)	$(1,125,153)	$10,641,547

In addition to the foregoing, on August 17, 2022, Mr. Seth was granted an award of 300,000 restricted stock units, or RSUs, which were granted in exchange for warrants that Mr. Seth received for services provided to the Company prior to becoming employed by Actinium. These warrants were granted on December 17, 2012 and vested and became exercisable on the 12-month anniversary of the grant date. The warrants were in the money for their entire existence since vesting. Mr. Seth was appointed Chairman of the Board in October 2013, became Executive Chairman in August 2014 and Chief Executive Officer in June 2017. Mr. Seth refrained from exercising the warrants in order to be aligned with the long-term interests of the Company and stockholders. In November 2018, the Board extended the expiration of Mr. Seth’s warrants to February 2022. In February 2022, the Company requested that Mr. Seth not exercise the warrants to maintain alignment with the long-term interests of the Company. In exchange for refraining from exercising these warrants, the Board determined to grant Mr. Seth 300,000 RSUs based on the average fair value of the warrants during their vested life based on the Black-Scholes option-pricing model to continue to align Mr. Seth with the long-term interest of the Company and stockholders. The RSU grant was detailed on Form 4 filed with the SEC on August 19, 2022. These RSUs vested on August 18, 2025 and are not included in the above table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 581,800	1,490,000	1,476,144
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ (943,760)	(312,162)	3,636,837
Adjustment to Non-PEO NEO Compensation Footnote

The amounts deducted or added in calculating the equity award adjustments with regard to our non-PEO NEO are as follows:

		2024	2023	2022
	Total compensation as reported SCT	$581,800	$1,490,000	$1,476,144
Subtract	Amounts reported under Option Awards column in the SCT	$—	$(900,000)	$(891,144)
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	$—	$1,069,698	$2,184,936
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	$—	$—	$199,038
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(921,271)	$(1,116,513)	$432,428
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(604,289)	$(855,347)	$235,435
	Compensation actually paid to our non-PEO NEO	$(943,760)	$(312,162)	$3,636,837

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Total Shareholder Return

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEO, as calculated pursuant to SEC rules, to our cumulative TSR over the four years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Loss

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEO, as calculated pursuant to SEC rules, to our net loss over the four years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	[5]	$ 16.15	65.13	136.54
Net Income (Loss)	[6]	$ (38,243,000)	$ (48,818,000)	$ (33,017,000)
PEO Name		Sandesh Seth	Sandesh Seth	Sandesh Seth
PEO | Amounts reported under Option Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,499,999)	$ (2,875,167)
PEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,159,935	7,049,412
PEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				642,255
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,850,015)	(3,863,460)	1,191,883
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,820,228)	(2,626,628)	612,997
Non-PEO NEO | Amounts reported under Option Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(900,000)	(891,144)
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,069,698	2,184,936
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				199,038
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(921,271)	(1,116,513)	432,428
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (604,289)	$ (855,347)	$ 235,435

[1]	The dollar amounts reported are the amounts of total compensation reported for Sandesh Seth (our Chief Executive Officer and principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Seth, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Seth during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Seth’s total compensation for each year to determine the compensation actually paid amount.
[3]	The dollar amounts reported are the amounts of total compensation reported for Steve O’Loughlin, (our Chief Financial Officer, and our only non-PEO named executive officer, or NEO), for the “Total” column of the Summary Compensation Table in each applicable year.
[4]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. O’Loughlin, our only non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. O’Loughlin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. O’Loughlin’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note (2).
[5]	Represents the cumulative total shareholder return, or TSR, as calculated in accordance with Item 201(e) of Regulation S-X, assuming an initial fixed investment of $100. We have never declared or paid any dividends on our common stock.
[6]	Represents the net loss as disclosed in the audited annual financial statements.